Submission	Nov. 03, 2026
Submission [Line Items]
Central Index Key	0000793952
Registrant Name	HARLEY-DAVIDSON, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES